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                            [NATIONWIDE LETTERHEAD]

May 1, 2001


VIA EDGAR


The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Subject:     Nationwide Fidelity Advisor Variable Account
             Nationwide Life Insurance Company
             SEC File No.  033-82174
             CIK No.  000927751

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (1933 "Act") and on behalf of Nationwide Fidelity Advisor Variable Account (the "Variable Account") and Nationwide Life Insurance Company ("Nationwide"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) and (c) under Rule 497 of the 1933 Act do not differ from the form of the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 10 to the Registration Statement for Nationwide and the Variable Account which became effective May 1, 2001.

Please contact the undersigned at (614) 677-7702 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Michael Stobart

Michael Stobart, Esq.
Variable Products Securities Counsel


cc:      File